Loomis Sayles Multi-Asset Real Return Fund
Loomis Sayles Multi-Asset Real Return Fund
Investment Goal
The Fund seeks to maximize real returns consistent with prudent investment management.
Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Natixis Fund Complex. More information about these and other discounts is available from your financial professional and in the section "How Sales Charges Are Calculated" on page 70 of the Prospectus and on page 103 in the section "Reduced Sales Charges" of the Statement of Additional Information ("SAI").
Shareholder Fees(fees paid directly from your investment)
Shareholder Fees Loomis Sayles Multi-Asset Real Return Fund	Class A	Class C	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.50%	none	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	none	1.00%	none
Redemption fees	none	none	none

Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Loomis Sayles Multi-Asset Real Return Fund		Class A	Class C	Class Y
Management fees		0.75%	0.75%	0.75%
Distribution and/or service (12b-1) fees		0.25%	1.00%	none
Other expenses		0.93%	0.79%	0.86%
Acquired fund fess and expenses		0.08%	0.08%	0.08%
Total annual fund operating expenses		2.01%	2.62%	1.69%
Fee waiver and/or expense reimbursement	[1]	0.58%	0.44%	0.51%
Total annual fund operating expenses after fee waiver and/or expense reimbursement		1.43%	2.18%	1.18%
[1]	Loomis, Sayles & Company, L.P. ("Loomis Sayles" or the "Adviser") has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 1.35%, 2.10% and 1.10% of the Fund's average daily net assets for Class A, C and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2013 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below 1.35%, 2.10% and 1.10% of the Fund's average daily net assets for Class A, C and Y shares, respectively. The Fund will not be obligated to repay any such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the example is based on Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first year and on the Total Annual Fund Operating Expenses for the remaining years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
If shares are redeemed:
Expense Example Loomis Sayles Multi-Asset Real Return Fund (USD $)	1 year	3 years	5 years	10 years
Class A	589	999	1,433	2,638
Class C	321	773	1,351	2,921
Class Y	120	483	870	1,955

If shares are not redeemed:
Expense Example, No Redemption (USD $)	1 year	3 years	5 years	10 years
Loomis Sayles Multi-Asset Real Return Fund Class C	221	773	1,351	2,921

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During its most recently ended fiscal year, the Fund's portfolio turnover rate was 732% of the average value of its portfolio.
Investments, Risks and Performance Principal Investment Strategies
The Fund will pursue its investment goal primarily through exposure to investments in fixed-income securities, equity securities, currencies and commodity-linked instruments. The Fund expects that its exposure to these asset classes will often be obtained substantially through the use of derivative instruments. The Fund is designed for investors seeking "real returns" (i.e ., total returns that exceed the rate of inflation over a full market cycle regardless of market conditions). Although the Fund seeks positive total returns over time, the Fund's investment returns may be volatile over short periods of time. The Fund may outperform the overall securities market during periods of flat or negative market performance and may underperform during periods of strong market performance. There can be no assurance that the Fund's returns over time or during any period will be positive or that the Fund will provide returns in excess of inflation over time or during any particular period. The Fund does not have limits on the duration of its portfolio, and the Fund's duration will change over time.

In selecting investments for the Fund, the Adviser seeks to draw on its macroeconomic research in global inflationary cycles to identify and to implement investment opportunities that it believes will outpace inflation in a variety of inflationary environments.

Using a global asset allocation analysis, the portfolio managers seek to identify the relative return potential of various asset classes. This analysis is intended to provide the foundation for weighting the asset classes as a whole to develop a portfolio with superior risk and return characteristics in the view of the Adviser. The Adviser expects to use a bottom-up investment process to generate investment ideas consistent with the expectations for the asset classes. Additionally, the portfolio managers will use risk management tools to construct the portfolio and manage risk and volatility on an ongoing basis with an objective of targeting a relatively stable level of annualized volatility for the Fund's overall portfolio. The portfolio management team expects to actively evaluate each investment idea based upon its return potential, its level of risk and its fit within the team's overall macro strategy when deciding whether to buy or sell investments, with the goal of continually optimizing the Fund's portfolio.

The Fund will pursue its investment goal by obtaining long investment exposures through direct cash investments and derivatives and short investment exposures substantially through derivatives. A "long" investment exposure is an investment that rises in value with a rise in the value of an asset, asset class or index and declines in value with a decline in the value of that asset, asset class or index. A "short" investment exposure is an investment that rises in value with a decline in the value of an asset, asset class or index and declines in value with a rise in the value of that asset, asset class or index. The Fund's long and short investment exposures may, at times, each reach 100% of the assets invested in the Fund (excluding instruments primarily used for duration management or yield curve management and short-term investments (such as cash and money market instruments)), although these exposures may be higher or lower at any given time.

Fixed-Income Investments. Under normal market conditions, the Fund expects to invest at least 50% of its net assets in fixed-income securities and derivatives that have returns related to the returns on fixed-income securities. At times, the Fund expects to gain this exposure substantially through the use of derivatives. The Fund may invest in a broad range of U.S. and non-U.S. fixed-income securities, including, but not limited to, corporate bonds, municipal securities, U.S. and non-U.S. government securities (including their agencies, instrumentalities and sponsored entities), securities of supranational entities, partnership securities, commercial and residential mortgage-backed securities, other mortgage-related securities (such as adjustable rate mortgage securities), asset-backed securities, bank loans, depositary receipts, convertible bonds, Rule 144A securities, real estate investment trusts ("REITs"), zero-coupon securities, step coupon securities, stripped securities, pay-in-kind ("PIK") securities, inflation-linked bonds, variable and floating rate securities, when-issued securities, private placements, privatizations, hybrid instruments, structured investments, repurchase agreements and commercial paper. The Fund may invest in securities of any maturity, market sector or credit quality, including below investment-grade fixed-income securities (also known as "junk bonds"). Below investment-grade fixed-income securities are below investment-grade quality (i.e., none of the three major rating agencies (Moody's Investors Service, Inc. ("Moody's"), Fitch Investors Service, Inc. ("Fitch") or Standard & Poor's Ratings Group ("S&P")) have rated the securities in one of their top four ratings categories) or, if the security is unrated, the Adviser has determined it to be of comparable quality.

Equity Investments. Although the Fund expects that in normal market conditions it will have net long equity exposures, in the Adviser's sole discretion the Fund may have net short equity exposures of up to 35% of the Fund's total assets and gross short equity exposures of up to 70% of the Fund's total assets. At times, the Fund expects to gain this exposure substantially through the use of derivatives. For these purposes, a short equity position is a position that will decline in value with a rise of the equity markets. A gross short equity position represents the total of all short positions without regard to any offsetting long positions. A net short equity position is the total of all short positions offset by any long positions (e.g., a direct investment in a stock). The Adviser may have net short equity exposures for investment or hedging purposes, including but not limited to macro hedges to protect the Fund's entire portfolio or more targeted hedges to neutralize specific components of the Fund's equity market exposure. The Fund may invest in a broad range of U.S. and non-U.S. equity securities, including, but not limited to, common and preferred stocks, convertible preferred stocks, depositary receipts, warrants, rights, Rule 144A securities, private placements, privatizations and hybrid instruments. The Fund may invest in securities of issuers of any market capitalization. In addition to direct investment in securities and other instruments, the Fund may invest in other funds, including exchange-traded funds ("ETFs"), unit investment trusts, and other pooled investment vehicles that may or may not be registered under the 1940 Act. The Fund may invest in REITs and U.S. and non-U.S. real estate companies.

Non-U.S. Currency Investments. Under normal market conditions, the Fund expects to invest up to 30% of its total assets in investments in non-U.S. currencies, securities denominated in non-U.S. currencies and related derivative transactions. The Fund may engage in a broad range of transactions involving non-U.S. currencies, including, but not limited to, purchasing and selling forward currency exchange contracts in non-U.S. currencies, investing in non-U.S. currency futures contracts, investing in options on non-U.S. currencies and non-U.S. currency futures, cross-hedging between two or more currencies, investing directly in non-U.S. currencies and investing in securities denominated in non-U.S. currencies, including securities of emerging market issuers. The Fund may engage in non-U.S. currency transactions for investment or for hedging purposes. Currency positions that are intended to hedge the Fund's non-U.S. currency exposure (i.e., currency positions that are not made for investment purposes) will offset positions in the same currency that are made for investment purposes when calculating the 30% limitation in investments in non-U.S. currency investments because the Fund believes that hedging a currency position is likely to negate some or all of the currency risk associated with the original currency position.

Commodity Investments. Under normal market conditions, the Fund expects that up to 25% of its total assets will be invested in commodity-linked instruments. Commodities are assets that have tangible properties, such as oil, metals, and agricultural products. A "commodity-linked instrument" is an instrument whose value is linked to the price movement of a commodity, a commodity index, or a commodity option or futures contract. An investment in a commodity-linked instrument does not generally provide a claim to the tangible underlying commodity. The Fund and a wholly-owned subsidiary organized under the laws of the Cayman Islands (the "Commodity Subsidiary") may invest in a broad range of commodity-linked instruments, including, but not limited to, commodity-linked derivatives (such as commodity-linked swaps, futures, options or options on futures), commodity-linked debt (including leveraged or unleveraged notes that are derivative debt instruments with principal and/or coupon payments linked to the performance of commodities) or commodity-linked ETFs (i.e., ETFs that have their value derived from the price movement of an underlying commodity). The Fund also may invest in equity and fixed-income securities of issuers in commodity-related industries. These investments will not be counted toward the 25% limitation on investments in commodity-linked instruments, but rather will be considered investments in equity securities or fixed-income securities, as appropriate. The Fund expects to obtain its investment exposure to commodity-linked instruments in whole or in significant part indirectly by investing in the Commodity Subsidiary, although in certain circumstances it is possible that the Fund may also invest directly in certain commodity-linked instruments. The Commodity Subsidiary is advised by the Adviser and will invest primarily in commodity-linked instruments and fixed-income securities and other investments that serve as collateral for its derivative positions. The Fund may invest up to 25% of its total assets in the Commodity Subsidiary.

Derivative Investments. The Fund may invest substantially in a broad range of derivative instruments for both hedging and investment purposes, including, but not limited to, futures contracts (such as futures that provide for physical delivery, treasury futures, single stock futures, and index futures), forward contracts, options (such as options on futures contracts, options on securities, options on securities indices, interest rate/bond options, currency options, options on swaps and exchange-traded and over-the-counter options), warrants (such as index warrants), swap transactions (such as interest rate swaps, total return swaps, index swaps and equity swaps), structured notes, foreign currency transactions, commodity-linked derivatives and credit default swaps. The Fund may, at times, invest substantially all of its assets in derivatives and securities used to support its obligations under those derivatives. Derivative instruments (such as those listed above) can be used to acquire or to transfer the risk and returns of a security or other asset without buying or selling the security or asset. The Fund's strategy may be highly dependent on the use of derivatives, and to the extent that they become unavailable or unattractive the Fund may be unable to fully implement its investment strategy.

The Fund is non-diversified, which means that it is not limited to a percentage of assets that it may invest in any one issuer. Because the Fund may invest in the securities of a limited number of issuers, an investment in the Fund may involve a higher degree of risk than would be present in a diversified portfolio.

The Fund expects to engage in active and frequent trading of securities and other instruments. Effects of frequent trading may include high transaction costs, which may lower the Fund's return, and realization of greater short-term capital gains, distributions of which are taxable as ordinary income to taxable shareholders. Trading costs and tax effects associated with frequent trading may adversely affect the Fund's performance.

The percentage limitations set forth herein are not investment restrictions and the Fund may exceed these limits from time to time. In addition, when calculating these exposures, the Fund may use the market value, the notional value, an adjusted notional value or some other measure of the value of a derivative in order to reflect what the Adviser believes to be the most accurate assessment of the Fund's real economic exposure. The total notional value of the Fund's derivative instruments may significantly exceed the total value of the Fund's assets.

Although the Fund will not concentrate more than 25% of its total assets in issuers in any one industry, it may maintain aggregate exposure of more than 25% of its total assets to commodity-linked and commodity-related investments, and therefore may be significantly exposed to commodity-related risks.
Principal Risks
The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.

Agency Securities Risk: Agency securities are subject to fixed-income securities risk. Certain debt securities issued or guaranteed by agencies of the U.S. government are guaranteed as to the payment of principal and interest by the relevant entity but have not been backed by the full faith and credit of the U.S. government. Instead, they have been supported only by the discretionary authority of the U.S. government to purchase the agency's obligations. An event affecting the guaranteeing entity could adversely affect the payment of principal or interest or both on the security and, therefore, these types of securities should be considered to be riskier than U.S. government securities.

Below Investment-Grade Fixed-Income Securities Risk: This is the risk that the Fund's investments in below investment-grade fixed-income securities, also known as "junk bonds," may be subject to greater risks than other fixed-income securities, including being subject to greater levels of interest rate risk, credit risk (including a greater risk of default) and liquidity risk. The ability of the issuer to make principal and interest payments is predominantly speculative for below investment-grade fixed-income securities.

Commodity Risk: This is the risk that exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of physical commodities or commodity-linked derivative instruments may be affected by changes in overall market movements, commodity price volatility, changes in interest rates, currency fluctuations, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. Recent rulemaking by the Commodity Futures Trading Commission ("CFTC") may affect the Fund's ability to pursue its investment strategies or increase the Fund's expenses. As of the date of this prospectus, the potential impact of the new CFTC rules on the Fund is uncertain.

Commodity Subsidiary Risk: Investing in the Commodity Subsidiary will indirectly expose the Fund to the risks associated with the Commodity Subsidiary's investments, such as commodity investment risk. The Commodity Subsidiary is not registered under the Investment Company Act of 1940 (the "1940 Act") and is not subject to all of the investor protections of the 1940 Act. Recent rulemaking by the CFTC may affect the Fund's ability to use the Commodity Subsidiary to pursue its investment strategies. As of the date of this prospectus, the potential impact of the new CFTC rules on the Fund is uncertain. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Commodity Subsidiary, respectively, are organized, could negatively affect the Fund and its shareholders.

Credit/Counterparty Risk: Credit risk is the risk that the issuer or the guarantor of a fixed-income security, or the counterparty to a derivatives or other transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. The Fund will be subject to credit risks with respect to the counterparties of its derivative transactions. Many of the protections afforded to participants on organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with over-the-counter ("OTC") derivative transactions, such as foreign currency transactions. As a result, in instances when the Fund enters into OTC derivative transactions, the Fund will be subject to the risk that its direct counterparties will not perform their obligations under the transactions and that the Fund will sustain losses or be unable to realize gains.

Currency Risk: Fluctuations in the exchange rates between different currencies may negatively affect an investment. The Fund may be subject to currency risk because it may invest a significant portion of its assets in currency-related instruments and may invest in securities or other instruments denominated in, or receive revenues in, foreign currencies. The Adviser may elect not to hedge currency risk, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.

Derivatives Risk: Derivatives are subject to changes in the value of the underlying asset or indices on which such transactions are based. There is no guarantee that the use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives may give rise to leverage risk and can have a significant impact on the Fund's exposure to securities markets values, interest rates or currency exchange rates. It is possible that the Fund's liquid assets may be insufficient to support its obligations under its derivatives positions. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves greater risks than are involved in hedging. The use of derivatives may cause the Fund to incur losses greater than those which would have occurred had derivatives not been used. The Fund's use of derivatives, such as futures, forward contracts, and other foreign currency transactions and commodity-linked derivatives involves other risks, such as the credit risk relating to the other party to a derivative contract (which is greater for forward contracts and other OTC derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates or indices, liquidity risk, allocation risk and the risk of losing more than the initial margin required to initiate derivatives positions. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price. Moreover, a number of broker-dealers and other financial institutions have recently experienced extreme financial difficulty, sometimes resulting in bankruptcy of the institution. There can be no assurance that the Fund's derivative counterparties will be able to avoid experiencing similar financial difficulties, possibly resulting in losses to the Fund.

Emerging Markets Risk: Investing in emerging markets companies, which may be smaller and have shorter operating histories than companies in developed markets, involves risks in addition to, and greater than, those generally associated with investing in companies in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight in emerging market economies is generally less than in more developed markets.

Equity Securities Risk: The value of the Fund's investments in equity securities could be subject to unpredictable declines in the value of the individual securities and periods of below average performance in individual securities or the equity market as a whole. Rule 144A equity securities may be less liquid than other equity securities. Small-capitalization and emerging growth companies may be subject to more abrupt price movements, limited markets and less liquidity than larger, more established companies, which could adversely affect the value of the Fund's portfolio. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer's bonds and preferred stock generally take precedence over the claims of those who own common stock.

Fixed-Income Securities Risk: Fixed-income securities are subject to credit risk, interest rate risk and liquidity risk. You may lose money on your investment due to unpredictable drops in a security's value or periods of below-average performance in a given security or in the securities market as a whole. In addition, an economic downturn or period of rising interest rates could adversely affect the market of these securities and reduce the Fund's ability to sell them.

Foreign Securities Risk: Investments in foreign securities may be subject to greater political, economic, environmental, credit and information risks. The Fund's investments in foreign securities are subject to foreign currency fluctuations. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.

Inflation/Deflation Risk: Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the present value of future payments. Deflation risk is the risk that prices throughout the economy decline over time (the opposite of inflation). Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund's portfolio. Because the Fund seeks positive returns that exceed the rate of inflation over time, if the portfolio managers' inflation forecasts are incorrect, the Fund may be more severely impacted than other funds.

Interest Rate Risk: Changes in interest rates may cause the value of the Fund's investments to decrease. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. A period of low interest rates may cause the Fund to have a low or negative yield, potentially reducing the value of your investment. The value of zero-coupon and pay-in-kind ("PIK") bonds may be more sensitive to fluctuations in interest rates than other fixed-income securities. Rule 144A securities may be more illiquid than other fixed-income securities.

Investments in Other Investment Companies Risk: The Fund will indirectly bear the management, service and other fees of any other investment companies in which it invests in addition to its own expenses.

Issuer Risk: The value of the Fund's investments may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods and services.

Leverage Risk: Use of derivative instruments may involve leverage. Leverage is the risk associated with securities or practices that multiply small index, market or asset price movements into larger changes in value. To the extent that the Fund uses a derivative for purposes other than as a hedge, or if the Fund hedges imperfectly, the Fund is directly exposed to the risks of that derivative and any loss generated by the derivative will not be offset by a gain. The use of leverage increases the impact of gains and losses on a fund's returns, and may lead to significant losses if investments are not successful. However, the Adviser will attempt to ensure that at all times the Fund has sufficient liquid assets to enable it to satisfy its obligations under its derivative contracts.

Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling these illiquid securities at an advantageous price or time. A lack of liquidity also may cause the value of investments to decline. Illiquid investments also may be difficult to value.

Management Risk: A strategy used by the Fund's portfolio managers may fail to produce the intended result.

Market Risk: The market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition, as well as overall market and economic conditions. The Fund's portfolio managers will attempt to reduce this risk by implementing various volatility management strategies and techniques. However, there is no guarantee that such strategies and techniques will produce the intended result.

Mortgage-Related and Asset-Backed Securities Risk: In addition to the risks associated with investments in fixed-income securities generally (for example, credit, liquidity and valuation risk), mortgage-related and asset-backed securities are subject to the risks of the mortgages and assets underlying the securities as well as prepayment risk, the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. Conversely, there is a risk that an unexpected rise in interest rates will extend the life of a mortgage-related or asset-backed security beyond the expected prepayment time, typically reducing the security's value. The Fund also may incur a loss when there is a prepayment of securities that were purchased at a premium. The Fund's investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

Non-Diversification Risk: Compared with other mutual funds, the Fund may invest a greater percentage of its assets in a particular issuer and may invest in fewer issuers. Therefore, the Fund may have more risk because changes in the value of a single security or the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund's NAV.

Short Exposure Risk: A short exposure through a derivative may present various risks, including credit/counterparty risk and leverage risk. If the value of the asset, asset class or index on which the Fund has obtained a short investment exposure increases, the Fund will incur a loss. Unlike a direct cash investment like a stock, bond or exchange-traded fund, where the potential loss is limited to the purchase price, the potential risk of loss from a short exposure is theoretically unlimited. Moreover, there can be no assurance that securities necessary to cover a short position will be available for purchase.
Risk/Return Bar Chart and Table
The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing the Fund's performance in the first full year and by showing how the Fund's average annual returns for the one-year and life-of-Fund periods compare to those of a broad measure of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at ngam.natixis.com and/or by calling the Fund toll-free at 800-225-5478.

The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.
Total Returns for Class A Shares

Highest Quarterly Return: First Quarter 2011, 0.69% Lowest Quarterly Return: Third Quarter 2011, -4.25%
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns Loomis Sayles Multi-Asset Real Return Fund	Past 1 Year	Life of Fund	Inception Date
Class A	(10.02%)	(6.53%)	Sep. 30, 2010
Class C	(7.36%)	(3.76%)	Sep. 30, 2010
Class Y	(5.52%)	(2.82%)	Sep. 30, 2010
Return After Taxes on Distributions Class A	(10.65%)	(7.25%)	Sep. 30, 2010
Return After Taxes on Distributions & Sale of Fund Shares Class A	(6.46%)	(5.92%)	Sep. 30, 2010
Barclays U.S. TIPS Index	13.56%	10.14%	Sep. 30, 2010

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary. Index performance reflects no deduction for fees, expenses, or taxes. The Return After Taxes on Distributions & Sale of Fund Shares for the one-year period and life-of-Fund period exceeds the Return Before Taxes due to an assumed benefit from losses on a sale of Fund shares at the end of the measurement period.